Capital Management and Dividends (Tables)	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Summary of Dividends Declared or Paid
The following table summarizes the dividends paid during the fiscal years 2018, 2017 and 2016:

(Millions of US dollars)	US Cents/Security	US$ Millions Total Amount	Announcement Date	Record Date	Payment Date
FY 2018 first half dividend	0.10	46.2	9 November 2017	13 December 2017	23 February 2018
FY 2017 second half dividend	0.28	131.3	18 May 2017	8 June 2017	4 August 2017
FY 2017 first half dividend	0.10	46.6	17 November 2016	21 December 2016	24 February 2017
FY 2016 second half dividend	0.29	130.2	19 May 2016	9 June 2016	5 August 2016
FY 2016 first half dividend	0.09	39.7	19 November 2015	23 December 2015	26 February 2016
FY 2015 special dividend	0.22	92.8	21 May 2015	11 June 2015	7 August 2015
FY 2015 second half dividend	0.27	114.0	21 May 2015	11 June 2015	7 August 2015